Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Common shares [Member] shares	Treasury Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Accumulated other comprehensive income)/ loss [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Total Huize Holding Limited shareholders' equity [Member] CNY (¥)	Total Huize Holding Limited shareholders' equity [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Non-Controlling interest [Member] CNY (¥)	Common Class A [Member] Common shares [Member] CNY (¥) shares	Common Class B [Member] Common shares [Member] CNY (¥) shares
Balance Beginning at Dec. 31, 2022	¥ 342,025				¥ (15,306)	¥ 904,935	¥ (17,695)	¥ (531,127)		¥ 340,879		¥ 1,146	¥ 62	¥ 10
Balance Beginning (Accounting Standards Update 2019-11 [Member]) at Dec. 31, 2022			¥ 2,702						¥ 2,702		¥ 2,702
Balance Beginning (Shares) at Dec. 31, 2022 | shares													889,603,586	150,591,207
Balance Beginning (Shares) at Dec. 31, 2022 | shares					16,534,600
Net profit/(loss) for the year	70,554							70,188		70,188		366
Repurchase of Class A common shares	(13,274)				¥ (13,274)					(13,274)
Repurchase of Class A common shares (Shares) | shares				30,333,340	30,333,340
Shares issued upon exercise of option	560					560				560
Shares issued upon exercise of option (Shares) | shares													1,232,560
Share-based payment compensation	463					463				463
Capital injection from non-controlling interests	3,750											3,750
Foreign currency translation	3,635						3,635			3,635
Balance Ending at Dec. 31, 2023	410,415				¥ (28,580)	905,958	(14,060)	(458,237)		405,153		5,262	¥ 62	¥ 10
Balance Ending (Shares) at Dec. 31, 2023 | shares													890,836,146	150,591,207
Balance Ending (Shares) at Dec. 31, 2023 | shares					46,867,940
Net profit/(loss) for the year	566							(649)		(649)		1,215
Change of the capital from non-controlling interest shareholders						(1,089)				(1,089)		1,089
Repurchase of Class A common shares	(933)				¥ (933)					(933)
Repurchase of Class A common shares (Shares) | shares				3,546,960	3,546,960
Capital injection from non-controlling interests	3,700											3,700
Foreign currency translation	1,196						1,196			1,196
Issuance of Class A common shares for acquisition of a subsidiary	14,300					5,061				5,062		9,238	¥ 1
Issuance of Class A common shares for acquisition of a subsidiary (Shares) | shares													17,845,170
Balance Ending at Dec. 31, 2024	¥ 429,244				¥ (29,513)	909,930	(12,864)	(458,886)		408,740		20,504	¥ 63	¥ 10
Balance Ending (Shares) at Dec. 31, 2024 | shares													908,681,316	150,591,207
Balance Ending (Shares) at Dec. 31, 2024 | shares	50,414,900	50,414,900			50,414,900
Net profit/(loss) for the year	¥ 3,538	$ 505						4,041		4,041		(503)
Change of the capital from non-controlling interest shareholders	617					0				0		617
Repurchase of Class A common shares (Shares) | shares				0
Shares issued upon exercise of option	279					279				279
Shares issued upon exercise of option (Shares) | shares													1,750,000
Foreign currency translation	(1,831)	(262)					(1,831)			(1,831)
Balance Ending at Dec. 31, 2025	¥ 431,847	$ 61,753			¥ (29,513)	¥ 910,209	¥ (14,695)	¥ (454,845)		¥ 411,229		¥ 20,618	¥ 63	¥ 10
Balance Ending (Shares) at Dec. 31, 2025 | shares													910,431,316	150,591,207
Balance Ending (Shares) at Dec. 31, 2025 | shares	50,414,900	50,414,900			50,414,900